Notes Payable - Additional Information (Details)		12 Months Ended
	Mar. 17, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jun. 28, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 10, 2020 $ / shares	Jul. 10, 2020 $ / shares
Debt Instrument [Line Items]
Number of common stock purchase warrant into which each warrant or right may be converted | shares	1
Warrant principal conversion amount	$ 1.24
Class of warrant exercise period	24 months
Warrant exercise price | (per share)	$ 1.24	$ 1.18	$ 1.22	$ 1.4	$ 1.29	$ 1.27	$ 1.32	$ 1.09	$ 1.05	$ 0.39	$ 0.49	$ 0.5	$ 0.39
Debt instrument term	24 months
Warrant measurement input, price per share | $ / shares										$ 2.03
Principal amount		$ 6,891,762
Maximum
Debt Instrument [Line Items]
Proceeds from issuance of warrant exercise	$ 6,000,000
Subscription Agreement
Debt Instrument [Line Items]
Proceeds from issuance of securities	$ 6,000,000
Debt Instrument, Description		The securities sold in the Financing consisted of (1) non-convertible debentures (each, a “Debenture”) and (2) one common stock purchase warrant (each, a “Warrant”) for every US$1.24 of principal of the Debentures purchased for gross proceeds of up to US $6.0 million. Each Warrant is exercisable into one share of common stock (each, a “Warrant Share”) at an exercise price of US$1.24 per Warrant Share with an exercise period of 24 months from the date of closing.
Airframe
Debt Instrument [Line Items]
Principal amount		$ 990,000
Interest rate		6.50%
Scheduled principal payments of outstanding debt obligation		$ 120,478
Debentures
Debt Instrument [Line Items]
Debt instrument term	24 months
Debt instrument interest rate	15.00%
Prepayment period for principal amount of debentures	30 days
Minimum percentage premium on principal amount	10.00%
Warrant
Debt Instrument [Line Items]
Debt issuance costs	$ 2,100,000
Warrant | Scenario Previously Reported [Member]
Debt Instrument [Line Items]
Debt issuance costs	$ 2,200,000
Stock Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares		$ 1.04	1.04
Exercise Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares		$ 1.24	$ 1.24
Expected Term
Debt Instrument [Line Items]
Warrants, measurement input, term		2 years	2 years
Expected Dividend
Debt Instrument [Line Items]
Warrants, expected dividend		$ 0	$ 0
Warrants, measurement input										0
Interest Rate (Annual)
Debt Instrument [Line Items]
Warrants, measurement input		(0.006)	(0.006)							0.0022
Volatility (Annual)
Debt Instrument [Line Items]
Warrants, measurement input		1.43	1.43							0.747